Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 7,769	$ 9,357	$ 10,300
Leased assets obtained in exchange for new operating lease liabilities	$ 9,248	$ 2,314	$ 11,438